Acquisition of Subsidiaries: Business Acquisition, Pro Forma (Millenium) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Business Acquisition, Pro Forma (Millenium)

December 31,
2013
Revenues	$10,466,736
Net Loss	$(26,615,595)

December 31,
2012
Revenues	$8,566,660
Net Loss	$(11,170,308)

The Company determined the acquisition date fair value of the assets acquired in the preceding transactions based upon the discounted future cash flows of the construction in progress or technology acquired.